Note 13 - Statement of Operations Data by Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2016	Jun. 30, 2015
SES China [Member]
Revenue									$ 236	$ 20
Depreciation and amortization									11	27
Impairments									8,613
Operating loss									(10,365)	(1,594)
Equity in losses of joint ventures									244
Technology Licensing and Related Services [Member]
Revenue									414	149
Depreciation and amortization									199	203
Impairments
Operating loss									(1,662)	(2,523)
Equity in losses of joint ventures
Corporate Segment [Member]
Revenue
Depreciation and amortization									7	5
Impairments
Operating loss									(7,909)	(6,895)
Equity in losses of joint ventures
Revenue	$ 299	$ 48	$ 56	$ 247	$ 148		$ 21		650	169
Depreciation and amortization									217	235
Impairments									8,613
Operating loss	$ (10,934)	$ (2,846)	$ (3,073)	$ (3,083)	$ (3,033)	$ (2,733)	$ (2,948)	$ (2,298)	(19,936)	(11,012)
Equity in losses of joint ventures									$ 244